Filed Pursuant to Rule 497(e)

Registration No.: 002-83631

VALIC COMPANY I

(the "Registrant")

Supplement dated May 8, 2020 to the Registrant's

Statements of Additional Information, as supplemented and amended to date

Effective immediately, the biographical information pertaining to Dr. Judith L. Craven, Judge Gustavo E. Gonzales, Jr. and Dr. John E. Maupin, Jr. is being updated. Accordingly, the "Director" table with respect to Dr. Craven, Judge Gonzales and Dr. Maupin is amended to read as follows:

Number of
		Length of	Principal Occupation(s)	Portfolios in	Other
				Fund Complex	Directorships
	Position(s) Held with the	Time	During	Overseen by	Held by
Name and Age	Fund	Served	Past 5 Years	Director	Director
Independent
Directors
Dr. Judith L.	Director	1998 –	Retired.	73	Director, A.G. Belo
Craven		Present			Corporation, a media
company (1992-2014);
AGE: 74					Director, SYSCO
Corporation, a food marketing
and distribution company
(1996-2017); Director, Luby's
Inc. (1998-2019).
Judge Gustavo Director		1998 –	Semi-Retired. Attorney	49	None.
E. Gonzales,		Present	At Law, Criminal
Jr.			Defense and General
Practice (2004-present).
AGE: 79			Retired, Municipal Court
Judge, Dallas, TX (since
2004).
Dr. John E.	Director	1998 –	Retired. President/CEO	49	Director, HealthSouth,
Maupin, Jr.		Present	Morehouse School of		Corporation, rehabilitation
			Medicine, Atlanta,		health care services (2004-
AGE: 73			Georgia (2006-2014).		Present); Director, Regions
Financials Inc., bank holding
company (2007-2019);

Director, LifePoint Hospitals, Inc., hospital management (1999-2018).

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Statements of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.